Schedule of Investments
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.21%
Alabama–1.25%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.25%	06/01/2025	$ 1,105	$ 1,146,285
Fairfield (City of), AL; Series 2012, GO Wts.	6.00%	06/01/2031	3,440	2,752,000
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB(a)	5.50%	01/01/2028	90	61,963
Series 2014, RB	3.50%	07/01/2026	5,023	2,410,793
Mobile (City of), AL Improvement District (McGowin Park);
Series 2016 A, RB	5.00%	08/01/2025	1,300	1,349,141
Series 2016 A, RB	5.25%	08/01/2030	200	211,983
Talladega (County of), AL; Series 2002 D, TAC (INS - NATL)(b)	5.25%	01/01/2029	25	25,091
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(c)	4.50%	05/01/2032	8,361	8,904,612
				16,861,868
Alaska–0.01%
Northern Tobacco Securitization Corp.; Series 2006 A, RB	4.63%	06/01/2023	120	121,789
American Samoa–0.08%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.25%	09/01/2029	1,000	1,149,619
Arizona–3.59%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2017 A, Ref. RB	5.00%	07/01/2030	495	592,285
Series 2017 A, Ref. RB	5.00%	07/01/2031	515	613,939
Series 2017 A, Ref. RB	5.00%	07/01/2032	545	648,003
Series 2017 A, Ref. RB	5.00%	07/01/2033	575	681,009
Series 2017 A, Ref. RB	5.00%	07/01/2034	600	709,914
Arizona (State of) Industrial Development Authority (ACCEL Schools); Series 2018 A, RB(c)	5.00%	08/01/2033	1,955	2,213,373
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation);
Series 2017, Ref. RB(c)	5.00%	07/01/2022	525	537,029
Series 2017, Ref. RB(c)	6.00%	07/01/2037	3,440	4,252,924
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB(c)	5.00%	07/01/2026	500	555,133
Arizona (State of) Industrial Development Authority (Doral Academy of Nevada - Fire Mesa & Red Rock Campus); Series 2019, RB(c)	4.88%	07/15/2021	120	120,071
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	5.00%	01/01/2034	1,875	1,970,262
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence);
Series 2017 A, Ref. RB(c)	4.38%	07/01/2029	1,000	1,030,018
Series 2017 A, Ref. RB(c)	5.00%	07/01/2032	500	517,720
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado);
Series 2019, RB(c)	4.50%	07/01/2029	765	810,368
Series 2019, RB(c)	5.00%	07/01/2039	2,135	2,265,545
Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(c)	5.00%	06/01/2031	3,505	3,739,369
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project); Series 2018 A, RB(c)	4.75%	12/15/2028	770	884,077
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(c)	5.00%	07/15/2028	1,000	1,133,973
Arizona (State of) Industrial Development Authority (Somerset Academy of Las Vegas - Lone Mountain Campus);
Series 2019 A, IDR(c)	5.00%	12/15/2039	400	462,824
Series 2019 A, IDR(c)	5.00%	12/15/2049	700	798,121
City of Phoenix Civic Improvement Corp.; Series 2019 B, RB(d)	4.00%	07/01/2038	1,750	2,048,745
Glendale (City of), AZ Industrial Development Authority (Terraces of Phoenix);
Series 2018 A, Ref. RB	3.60%	07/01/2023	300	304,130
Series 2018 A, Ref. RB	5.00%	07/01/2038	320	343,270
Greater Arizona Development Authority; Series 2007 A, RB (INS - NATL)(b)	4.38%	08/01/2032	10	10,026
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Phoenix (City of), AZ Industrial Development Authority (Basis Schools); Series 2016 A, Ref. RB(c)	5.00%	07/01/2035	$ 1,000	$ 1,108,688
Phoenix (City of), AZ Industrial Development Authority (Choice Academies); Series 2012, RB	5.63%	09/01/2042	2,850	2,937,909
Phoenix (City of), AZ Industrial Development Authority (Leman Academy of Excellence - Oro Valley);
Series 2019 A, RB(c)	5.00%	07/01/2034	250	258,506
Series 2019 A, RB(c)	5.00%	07/01/2039	205	211,418
Series 2019 B, RB(c)	5.50%	07/01/2024	155	157,414
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(c)	4.60%	06/15/2025	260	273,173
Series 2015, Ref. RB(c)	5.38%	06/15/2035	1,000	1,097,616
Series 2019, Ref. RB(c)	5.00%	06/15/2034	730	790,011
Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools Ref.); Series 2013 Q, Ref. RB(e)(f)	5.38%	07/01/2031	7,700	7,941,892
Pima (County of), AZ Industrial Development Authority (Career Success Schools); Series 2020, Ref. RB(c)	4.75%	05/01/2030	2,135	2,284,633
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(c)	5.00%	09/01/2026	330	355,327
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(c)	4.13%	07/01/2026	1,225	1,283,647
Pima (County of), AZ Industrial Development Authority (Imagine East Mesa Charter Schools);
Series 2019, RB(c)	5.00%	07/01/2029	300	334,659
Series 2019, RB(c)	5.00%	07/01/2034	400	437,627
Series 2019, RB(c)	5.00%	07/01/2039	500	541,880
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The)); Series 2019, RB	4.13%	07/01/2029	225	235,354
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB(c)	6.13%	10/01/2052	300	327,092
Series 2017 B, RB(c)	4.00%	10/01/2023	650	650,290
				48,469,264
California–7.61%
Atwater (City of), CA;
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	05/01/2030	590	722,094
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	05/01/2033	700	851,429
California (State of);
Series 1996, GO Bonds (INS - FGIC)(b)(f)	5.38%	06/01/2026	2,360	2,421,950
Series 2020, GO Bonds(g)	3.00%	03/01/2046	2,500	2,690,995
Series 2020, GO Bonds(g)	4.00%	03/01/2046	2,500	2,974,055
California (State of) Community Housing Agency (Excelsior Charter Schools); Series 2020 A, RB(c)	5.00%	06/15/2040	1,060	1,169,470
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	135	135,203
California (State of) County Tobacco Securitization Agency (Los Angeles County Securization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2034	600	736,256
Series 2020 A, Ref. RB	4.00%	06/01/2035	450	550,512
Series 2020 A, Ref. RB	4.00%	06/01/2036	375	456,623
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	1,900	1,902,863
California (State of) Housing Finance Agency; Series 2021-1, Class A, Ctfs.	3.50%	11/20/2035	1,247	1,462,167
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(c)	5.00%	06/01/2028	420	474,997
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB(d)	4.00%	07/15/2029	11,000	12,767,854
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2016, RB (Acquired 01/22/2016-09/25/2017; Cost $707,500)(a)(c)(d)(h)	7.00%	12/01/2027	710	355,000
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB(a)(c)(d)	7.50%	07/01/2032	4,950	3,217,500
Series 2020, RB(c)(d)	7.50%	07/01/2032	1,000	933,147
California (State of) Public Finance Authority; Series 2019 A, RB(c)	6.25%	07/01/2054	3,000	3,445,552
California (State of) Public Finance Authority (Enso Village); Series 2021, RB(c)	3.13%	05/15/2029	2,000	2,020,336
California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 B, RB(c)	5.00%	07/01/2026	250	251,767
California (State of) School Finance Authority (New Designs Charter School); Series 2012 A, RB	5.25%	06/01/2032	1,000	1,029,319
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) School Finance Authority (TEACH Public Schools);
Series 2019 A, RB(c)	5.00%	06/01/2029	$ 285	$ 321,561
Series 2019 A, RB(c)	5.00%	06/01/2039	740	813,978
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB(c)	5.00%	06/01/2022	135	136,103
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	1,000	1,040,731
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(c)	4.00%	06/01/2021	140	140,000
Series 2016, Ref. RB(c)	4.00%	06/01/2026	500	539,337
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(c)	5.00%	07/01/2029	900	978,083
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2002 B, RB	5.63%	05/01/2029	50	50,197
El Centro (City of), CA Financing Authority (El Centro California Redevelopment); Series 2011, RB	6.00%	11/01/2021	730	733,031
Golden State Tobacco Securitization Corp.;
Series 2007 A-2, RB	5.30%	06/01/2037	20,000	20,848,382
Series 2007 B, RB(i)	0.00%	06/01/2047	6,715	1,494,737
Series 2017 A-1, Ref. RB	5.00%	06/01/2028	1,825	2,249,281
Series 2017 A-1, Ref. RB	5.00%	06/01/2029	145	177,361
Series 2018 A-1, Ref. RB	3.50%	06/01/2036	2,885	2,939,302
Huntington Park (City of), CA Public Financing Authority; Series 2004 A, Ref. RB (INS - AGM)(b)	5.00%	09/01/2022	1,880	1,886,588
Irvine Unified School District (Community Facilities District No. 09-1); Series 2017 B, RB	5.00%	09/01/2033	225	275,803
Maywood (City of), CA Public Financing Authority (Infrastructure Refinancing); Series 2008 A, Ref. RB	7.00%	09/01/2028	140	140,114
North City (City of), CA West School Facilities Financing Authority; Series 2012 A, RB (INS - AGM)(b)	5.00%	09/01/2026	605	640,339
Northern California Energy Authority; Series 2018 A, RB(f)	4.00%	07/01/2024	10,000	11,033,374
Northern Inyo (County of), CA Local Hospital District; Series 2010, RB	6.00%	12/01/2021	60	60,150
Redding (City of), CA Redevelopment Agency (Canby-Hilltop-Cypress Redevelopment); Series 2003 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2022	2,000	2,006,314
Riverside (County of), CA Redevelopment Successor Agency (Interstate 215 Corridor Redevelopment); Series 2011 E, RB(e)	6.50%	12/01/2021	30	30,936
Sacramento (County of), CA (Juvenile Courthouse); Series 2003, COP (INS - AMBAC)(b)	5.00%	12/01/2034	5,405	5,419,344
San Bernardino (City of), CA Joint Powers Financing Authority;
Series 2005 A, Ref. RB (INS - AGM)(b)	5.75%	10/01/2021	1,000	1,016,960
Series 2005 A, Ref. RB (INS - AGM)(b)	5.75%	10/01/2022	125	133,713
Series 2005 B, Ref. RB (INS - AGM)(b)	5.75%	10/01/2021	225	228,816
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2033	1,195	1,553,349
Vacaville Unified School District; Series 2020 D, GO Bonds	4.00%	08/01/2045	1,850	2,146,200
West Covina (City of), CA Public Financing Authority (Big League Dreams); Series 2006 A, RB	5.00%	06/01/2030	3,200	3,208,289
				102,811,462
Colorado–4.47%
3rd and Havana Metropolitan District; Series 2020 A, GO Bonds	4.50%	12/01/2030	2,490	2,708,912
Amber Creak Metropolitan District; Series 2017 A, Ref. GO Bonds	5.00%	12/01/2037	750	793,012
Arista Metroplitan District;
Series 2018 A, Ref. GO Bonds	4.38%	12/01/2028	1,000	1,082,770
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2038	1,240	1,342,711
Arkansas (State of) River Power Authority; Series 2006, RB(e)	5.88%	10/01/2021	350	356,488
Brighton Crossing Metropolitan District No. 6;
Series 2020 A, GO Bonds	5.00%	12/01/2035	530	595,875
Series 2020 A, GO Bonds	5.00%	12/01/2040	515	573,979
Centerra Metropolitan District No. 1; Series 2020 A, Ref. GO Bonds	4.00%	12/01/2029	1,115	1,208,136
Clear Creek Station Metropolitan District No. 2; Series 2017 A, Ref. GO Bonds	4.38%	12/01/2032	778	820,344
Clear Creek Transit Metropolitan District No. 2; Series 2021 A, GO Bonds	5.00%	12/01/2041	600	659,845
Colorado (State of) Health Facilities Authority (Frasier Meadows Retirement Community);
Series 2017 A, Ref. RB	5.00%	05/15/2025	525	581,404
Series 2017 A, Ref. RB	5.00%	05/15/2026	475	537,797
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Health Facilities Authority (Ralston Creek at Arvada); Series 2017 B, RB	4.00%	11/01/2027	$ 4,100	$ 4,127,376
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB(c)	5.00%	12/01/2025	150	153,215
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	545	536,865
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	1,000	1,084,821
Colorado International Center Metropolitan District No. 14; Series 2018, Ref. GO Bonds	5.63%	12/01/2032	1,000	1,094,386
Copper Ridge Metropolitan District; Series 2019, RB	4.00%	12/01/2029	3,300	3,387,873
Denver (City & County of), CO; Series 2018 A, RB(d)(g)	5.00%	12/01/2029	1,500	1,899,516
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(d)	5.00%	10/01/2032	1,500	1,603,275
Denver (City & County of), CO Health & Hospital Authority (550 Acoma, Inc.);
Series 2018, COP	5.00%	12/01/2028	310	394,475
Series 2018, COP	5.00%	12/01/2029	500	633,581
Series 2018, COP	5.00%	12/01/2030	350	441,057
Series 2018, COP	5.00%	12/01/2031	375	470,746
Series 2018, COP	5.00%	12/01/2032	455	569,666
Denver Gateway Center Metropolitan District; Series 2018 A, GO Bonds	5.50%	12/01/2038	1,374	1,490,449
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 A, Ref. GO Bonds(c)	5.00%	12/01/2041	1,700	1,860,293
Frisco (Town of), CO (Marina Enterprise); Series 2019, RB	5.00%	12/01/2036	600	657,447
Godding Hollow Metropolitan District (In The Town of Frederick); Series 2018, GO Bonds	6.50%	12/01/2034	478	511,055
Grandby Ranch Metropolitan District; Series 2018, Ref. GO Bonds(c)	4.88%	12/01/2028	850	914,762
Highlands Metropolitan District No. 1;
Series 2021, GO Bonds	4.00%	12/01/2031	650	678,778
Series 2021, GO Bonds	5.00%	12/01/2041	550	594,827
Independence Water & Sanitation District; Series 2019, RB	7.25%	12/01/2038	1,500	1,632,395
Kinston Metropolitan District No. 5; Series 2020 A, GO Bonds	4.63%	12/01/2035	1,000	1,111,905
Mirabelle Metropolitan District No. 2; Series 2020, GO Bonds	5.00%	12/01/2039	700	765,465
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.13%	12/01/2031	1,500	1,618,931
Nexus North at DIA Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2041	520	569,095
Nine Mile Metropolitan District; Series 2020, RB	4.63%	12/01/2030	2,265	2,522,773
North Park Metropolitan District No. 1; Seires 2018 A-2, RB	5.13%	12/01/2028	1,500	1,638,090
Painted Prairie Metropolitain District No. 2; Series 2018, GO Bonds	5.25%	12/01/2048	2,250	2,378,566
Peak Metropolitan District No. 1;
Series 2021 A, GO Bonds(c)	4.00%	12/01/2035	540	580,781
Series 2021 A, GO Bonds(c)	5.00%	12/01/2041	1,170	1,299,365
Plaza Metropolitan District No. 1; Series 2013, Ref. RB(c)	5.00%	12/01/2040	1,465	1,509,562
Rocky Mountain Rail Park Metropolitan District; Series 2021 A, GO Bonds(c)	5.00%	12/01/2031	1,945	2,172,962
Solaris Metropolitan District No. 3; Series 2016 A, Ref. GO Bonds	5.00%	12/01/2036	1,000	1,045,915
Southlands Metropolitan District No. 1; Series 2017 A-1, Ref. GO Bonds	5.00%	12/01/2037	500	574,900
Thompson Crossing Metropolitan District No. 4; Series 2019, Ref. GO Bonds	3.50%	12/01/2029	515	549,896
Transport Metropolitan District No. 3; Series 2021 A-1, GO Bonds	5.00%	12/01/2041	2,700	3,050,060
Vauxmont Metropolitan District; Series 2019, Ref. GO Bonds (INS - AGM)(b)	3.25%	12/15/2050	1,000	1,068,709
Villages at Castle Rock Metropolitan District No. 6 (Cobblestone Ranch); Series 2007, GO Bonds(i)	0.00%	12/01/2037	507	169,406
Westerly Metropolitan District No. 4;
Series 2021 A, GO Bonds	4.13%	12/01/2031	615	665,119
Series 2021 A, GO Bonds	5.00%	12/01/2040	1,000	1,110,236
				60,399,867
Connecticut–0.32%
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2030	3,890	4,288,704
Delaware–0.21%
Millsboro (Town of), DE (Plantation Lakes Special Development District); Series 2018, Ref. RB(c)	5.00%	07/01/2028	2,627	2,884,397
District of Columbia–3.20%
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	4.13%	07/01/2027	1,365	1,436,950
Series 2017 A, RB	5.00%	07/01/2032	1,500	1,614,756
District of Columbia (Mandarin Oriental Hotel); Series 2002, RB (INS - AGM)(b)	5.25%	07/01/2022	100	100,369
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.50%	05/15/2033	$13,490	$ 15,014,349
Series 2001, RB	6.75%	05/15/2040	24,435	25,118,197
				43,284,621
Florida–6.23%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB	5.63%	11/15/2029	185	186,463
Series 2014, RB	6.00%	11/15/2029	1,000	1,011,741
Series 2014, RB	6.00%	11/15/2034	1,500	1,507,352
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2011 A, RB	7.50%	11/15/2021	100	100,434
Series 2011 A, RB	8.00%	11/15/2031	900	903,090
Amelia Concourse Community Development District; Series 2019 B-1, RB	5.25%	05/01/2029	1,525	1,702,456
Broward (County of), FL Housing Finance Authority (Golden Villas); Series 2008 B, RB(d)(f)	6.75%	04/01/2025	45	45,177
Broward (County of), FL Housing Finance Authority (Heron Pointe Apartments);
Series 1997 A, RB(d)	5.65%	11/01/2022	5	5,018
Series 1997 A, RB(d)	5.70%	11/01/2029	20	20,081
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(c)	5.88%	07/01/2040	250	268,159
Capital Trust Agency, Inc. (Elim Senior Housing, Inc.); Series 2017, RB(c)	5.38%	08/01/2032	1,000	939,514
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(c)	5.00%	12/15/2035	1,085	1,207,131
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences);
Series 2018 B, RB	4.00%	07/01/2028	750	311,412
Series 2018 B, RB	4.25%	07/01/2033	625	257,243
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(c)	5.00%	07/01/2027	1,000	1,068,377
Capital Trust Agency, Inc. (University Bridge LLC Student Housing); Series 2018 A, RB(c)	4.00%	12/01/2028	2,200	2,419,411
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.); Series 2017 A, RB(c)	4.00%	10/15/2029	1,810	1,945,237
Celebration Community Development District; Series 2002 A, RB (INS - NATL)(b)	5.00%	05/01/2022	10	10,016
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities); Series 2019, RB(c)(d)	5.00%	10/01/2029	1,000	1,130,089
Florida (State of) Higher Educational Facilities Financial Authority (Nova Southeastern University); Series 2012, Ref. RB(e)	5.00%	04/01/2022	1,000	1,040,497
Florida Development Finance Corp. (Glenridge on Palmer Ranch);
Series 2021, Ref. RB	3.00%	06/01/2022	115	116,965
Series 2021, Ref. RB	3.00%	06/01/2023	115	118,750
Series 2021, Ref. RB	4.00%	06/01/2024	100	107,331
Series 2021, Ref. RB	4.00%	06/01/2025	110	119,915
Series 2021, Ref. RB	4.00%	06/01/2026	110	121,350
Series 2021, Ref. RB	5.00%	06/01/2031	300	354,368
Series 2021, Ref. RB	5.00%	06/01/2035	225	263,390
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2020 C, Ref. RB(c)	4.00%	09/15/2030	470	513,049
Series 2020 C, Ref. RB(c)	5.00%	09/15/2040	400	450,384
Florida Development Finance Corp. (Virgin Trains USA Passenger Rail);
Series 2019 A, Ref. RB(c)(d)(f)	6.25%	01/01/2024	3,405	3,458,524
Series 2019 A, Ref. RB(c)(d)(f)	6.38%	01/01/2026	5,000	5,090,647
Florida Development Finance Corp. (Waste Pro U.S.A., Inc.); Series 2021, RB(d)	3.00%	06/01/2032	9,500	9,935,480
Florida Housing Finance Corp.; Series 2015 A, RB (CEP - GNMA)	3.65%	07/01/2041	1,830	1,906,525
Jacksonville (City of), FL Economic Development Commission (Metropolitan Parking Solutions);
Series 2005 A, RB (INS - ACA)(b)(d)	5.88%	06/01/2025	4,950	4,967,573
Series 2005 A, RB (INS - ACA)(b)(d)	5.88%	06/01/2031	3,060	3,070,091
Series 2005, RB (INS - ACA)(b)(d)	5.75%	10/01/2024	4,680	4,696,611
Series 2005, RB (INS - ACA)(b)(d)	5.50%	10/01/2030	3,665	3,676,208
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2030	4,000	4,479,260
Series 2020 B-3, Ref. RB	3.38%	08/15/2026	2,500	2,514,734
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(c)	5.00%	07/15/2028	600	680,300
Series 2018 A, RB(c)	5.38%	07/15/2038	1,300	1,425,762
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Lee (County of), FL Industrial Development Authority (Cypress Cove Healthpark); Series 2012, Ref. RB(e)	4.75%	10/01/2022	$ 135	$ 139,884
Orlando (City of), FL Community Redevelopment Agency (Conroy Road District);
Series 2012, Ref. RB	5.00%	04/01/2022	1,520	1,573,199
Series 2012, Ref. RB	5.00%	04/01/2023	1,095	1,132,722
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.); Series 2016, Ref. RB	5.00%	11/15/2032	3,000	3,566,795
Palm Beach (County of), FL Health Facilities Authority (Harbour’s Edge); Series 2004 A, RB	6.00%	11/15/2024	20	20,077
Pembroke Harbor Community Development District; Series 2008 A, RB	7.00%	05/01/2038	1,110	1,115,512
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2029	2,000	2,301,003
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates);
Series 2019, Ref. IDR	5.00%	01/01/2029	1,115	1,276,634
Series 2019, Ref. IDR	5.00%	01/01/2039	1,750	1,959,517
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB(c)(d)	5.88%	01/01/2033	3,000	3,204,601
Santa Rosa (City of), FL Bay Bridge Authority; Series 1996 C, RB (INS - ACA)(b)	6.25%	07/01/2028	187	187,393
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(j)(k)	0.03%	07/01/2037	3,590	3,590,000
				84,213,452
Georgia–1.79%
Albany (City of) & Dougherty (Country of), GA Payroll Development Authority (Procter & Gamble Paper Products Co. (The)); Series 1998, RB(d)	5.30%	05/15/2026	810	812,955
Burke (County of), GA Development Authority (Oglethorpe Power Corp.); Series 2017 E, RB(f)	3.25%	02/03/2025	3,000	3,263,145
DeKalb (County of), GA Housing Authority (Baptist Retirement Communities of Georgia, Inc. & Clairmont Crest, Inc.); Series 2019 A, Ref. RB(c)	4.25%	01/01/2029	1,400	1,306,661
Floyd (County of), GA Development Authority (The Spires at Berry College); Series 2018 A, RB	5.50%	12/01/2028	1,900	1,902,386
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB(c)	3.63%	01/01/2031	2,750	3,077,729
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019 A, RB	5.00%	01/01/2034	2,185	2,680,965
Georgia Municipal Association, Inc.; Series 1998, COP (INS - AGM)(b)	5.00%	12/01/2023	10	10,034
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(c)	5.00%	06/15/2027	460	494,959
Marietta (City of), GA Developing Authority (Life University, Inc.);
Series 2017 A, Ref. RB(c)	5.00%	11/01/2023	2,280	2,432,571
Series 2017 A, Ref. RB(c)	5.00%	11/01/2037	2,000	2,249,138
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	5.75%	12/01/2028	2,630	2,651,920
Series 2018, RB	5.50%	12/01/2028	1,125	1,124,314
Private Colleges & Universities Authority (Mercer University); Series 2012 C, Ref. RB	5.25%	10/01/2027	1,600	1,679,356
Randolph (County of), GA; Series 2012 A, GO Bonds	5.00%	04/01/2022	435	451,523
				24,137,656
Guam–0.85%
Guam (Territory of);
Series 2019, GO Bonds(d)	5.00%	11/15/2031	2,525	2,944,201
Series 2021 F, Ref. RB	5.00%	01/01/2030	750	937,796
Series 2021 F, Ref. RB	5.00%	01/01/2031	750	955,059
Guam (Territory of) Department of Education (John F. Kennedy);
Series 2020, Ref. COP	4.25%	02/01/2030	1,500	1,673,140
Series 2020, Ref. COP	5.00%	02/01/2040	2,750	3,156,965
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	1,500	1,831,855
				11,499,016
Idaho–0.24%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	4.00%	11/15/2027	1,105	1,133,636
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.); Series 2018 A, RB(c)	4.63%	07/01/2029	185	208,419
Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2014 A, Ref. RB	6.75%	07/01/2036	526	582,210
Series 2014 A, Ref. RB	6.75%	07/01/2048	1,061	1,166,642
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho–(continued)
Power County Industrial Development Corp. (FMC Corp.); Series 1999, RB(d)	6.45%	08/01/2032	$ 130	$ 130,607
				3,221,514
Illinois–9.87%
Aurora (City of), IL (East River Area TIF No. 6); Series 2018 A, Ref. RB	5.00%	12/30/2027	1,150	1,217,076
Aurora (City of), IL (River City TIF No. 3); Series 2018 B, Ref. RB	4.50%	12/30/2023	1,230	1,261,492
Bartlett (Village of), IL (Quarry Redevelopment); Series 2016, Ref. RB	4.00%	01/01/2024	975	980,719
Berwyn (City of), IL; Series 2020, RB(c)	4.00%	12/01/2028	1,610	1,668,678
Bradley (Village of), IL (Bradley Commons);
Series 2018 A, Ref. RB	5.00%	01/01/2023	425	443,041
Series 2018 A, Ref. RB	5.00%	01/01/2024	455	484,069
Series 2018 A, Ref. RB	5.00%	01/01/2025	485	524,541
Series 2018 A, Ref. RB	5.00%	01/01/2026	505	555,405
Series 2018 A, Ref. RB	5.00%	01/01/2027	530	591,002
Centerpoint Intermodal Center Program Trust; Series 2004 A, RB(c)(f)	4.00%	12/15/2022	1,135	1,151,279
Chicago (City of), IL;
Series 2017 A, Ref. GO Bonds	5.63%	01/01/2029	1,000	1,223,784
Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	1,500	1,815,313
Chicago (City of), IL (Hearts United Apartments); Series 1999 A, RB (CEP - GNMA)(d)	5.60%	01/01/2041	70	70,326
Chicago (City of), IL Board of Education;
Series 1998 B-1, GO Bonds (INS - NATL)(b)(i)	0.00%	12/01/2025	1,000	938,668
Series 2011 A, GO Bonds	5.00%	12/01/2041	205	209,160
Series 2017 C, Ref. GO Bonds	5.00%	12/01/2024	1,000	1,138,534
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	2,000	2,202,075
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2026	2,000	2,407,694
Chicago (State of) Board of Education;
Series 2019 A, Ref. GO Bonds(i)	0.00%	12/01/2025	1,000	930,325
Series 2019 A, Ref. GO Bonds(i)	0.00%	12/01/2026	1,000	901,134
Series 2021 B, Ref. GO Bonds	5.00%	12/01/2030	2,250	2,889,754
Chicago O’Hare International Airport;
Series 2017 D, RB	5.25%	01/01/2029	1,500	1,861,745
Series 2017 D, RB	5.25%	01/01/2030	3,000	3,715,273
Series 2017 G, RB(d)	5.25%	01/01/2028	250	307,520
Series 2017 G, RB(d)	5.25%	01/01/2029	350	429,048
Series 2017 G, RB(d)	5.25%	01/01/2030	400	487,565
Series 2017 G, RB(d)	5.25%	01/01/2031	350	425,951
Cicero (Town of), IL;
Series 2012, Ref. GO Bonds(e)(f)	5.00%	12/01/2022	1,005	1,078,027
Series 2012, Ref. GO Bonds(e)(f)	5.00%	12/01/2022	725	777,681
Series 2012, Ref. GO Bonds(e)(f)	5.00%	12/01/2022	1,295	1,389,099
Cook (County of), IL; Series 2018, RB(g)	5.25%	11/15/2036	2,250	2,858,841
East Dundee (Village of), IL (Route 25 South Redevelopment); Series 2012, RB	5.25%	12/01/2022	550	553,188
Evanston (City of), IL (Roycemore School);
Series 2021, RB(c)	4.00%	04/01/2032	250	253,688
Series 2021, RB(c)	4.38%	04/01/2041	830	841,226
Hillside (Village of), IL (Mannheim Redevelopment);
Series 2018, Ref. RB	5.00%	01/01/2024	925	963,892
Series 2018, Ref. RB	5.00%	01/01/2030	2,195	2,410,698
Illinois (State of);
First Series 2020, GO Bonds (INS - NATL)(b)(g)(l)	6.00%	11/01/2026	3,500	4,236,252
Series 2013, GO Bonds	5.50%	07/01/2033	1,500	1,631,769
Series 2017 D, GO Bonds	5.00%	11/01/2022	5,000	5,324,672
Series 2017 D, GO Bonds	5.00%	11/01/2023	6,500	7,206,067
Series 2017 D, GO Bonds(g)(l)	5.00%	11/01/2023	2,250	2,494,408
Series 2017 D, GO Bonds	5.00%	11/01/2025	4,000	4,732,025
Series 2018 A, GO Bonds(g)(l)	6.00%	05/01/2025	2,500	3,014,310
Series 2020, GO Bonds	5.38%	05/01/2023	1,000	1,094,309
Series 2020, GO Bonds	5.50%	05/01/2030	2,000	2,639,587
Series 2021 A, GO Bonds	5.00%	03/01/2032	2,000	2,582,958
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority; Series 2007, RB	5.40%	04/01/2027	$ 140	$ 140,338
Illinois (State of) Finance Authority (Benedictine University);
Series 2017, Ref. RB	5.00%	10/01/2030	1,000	1,177,480
Series 2017, Ref. RB	5.00%	10/01/2033	1,000	1,170,612
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(d)	8.00%	06/01/2032	11,805	11,819,356
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(c)	5.25%	12/01/2025	400	430,762
Illinois (State of) Finance Authority (Lake Forest College); Series 2012 A, RB	5.00%	10/01/2022	205	210,842
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB	5.00%	11/01/2027	2,065	2,445,208
Illinois (State of) Finance Authority (Mercy Health System); Series 2016, Ref. RB	5.00%	12/01/2026	2,700	3,261,386
Illinois (State of) Finance Authority (Montgomery Place); Series 2017, Ref. RB	5.00%	05/15/2024	1,115	1,155,740
Illinois (State of) Finance Authority (Navistar International Corp.); Series 2020, Ref. RB(c)(f)	4.75%	08/01/2030	6,500	6,930,277
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,089	1,095,972
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(e)	5.25%	08/15/2023	455	478,748
Illinois (State of) Finance Authority (Plymouth Place); Series 2015, Ref. RB	5.00%	05/15/2025	205	228,017
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	2,000	2,004,004
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, Ref. RB	5.00%	08/01/2027	425	520,090
Series 2017, Ref. RB	5.00%	08/01/2028	500	607,571
Series 2017, Ref. RB	5.00%	08/01/2029	325	392,406
Series 2017, Ref. RB	5.00%	08/01/2030	380	456,022
Series 2017, Ref. RB	5.00%	08/01/2031	375	448,628
Series 2017, Ref. RB	5.00%	08/01/2033	470	559,785
Illinois (State of) Finance Authority (Three Crowns Park); Series 2017, Ref. RB	4.00%	02/15/2027	1,795	1,777,769
Illinois (State of) Housing Development Authority (Lifelink Developments); Series 2006, RB (CEP - GNMA)(d)	4.70%	10/20/2026	610	611,634
Illinois (State of) Medical District Commission;
Series 2002, COP (INS - NATL)(b)	5.13%	06/01/2026	50	50,117
Series 2002, COP (INS - NATL)(b)	5.25%	06/01/2032	140	140,282
Illinois (State of) Sports Facilities Authority (The); Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2029	1,000	1,269,749
Manhattan (Village of), IL Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. RB	4.25%	03/01/2024	234	242,057
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	4.25%	01/01/2029	1,000	1,030,173
Quad Cities Regional Economic Development Authority (Augustana College);
Series 2012, Ref. RB	5.00%	10/01/2023	295	310,309
Series 2012, Ref. RB	5.00%	10/01/2024	275	288,619
Series 2012, Ref. RB	5.00%	10/01/2025	445	466,128
Series 2012, Ref. RB	5.00%	10/01/2026	400	418,402
Series 2012, Ref. RB	5.00%	10/01/2027	450	469,928
Regional Transportation Authority; Series 2018 B, RB(g)	5.00%	06/01/2030	3,000	3,832,233
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB	5.00%	01/01/2032	5,000	6,136,990
St. Clair County School District No. 189 (East St. Louis);
Series 2011, GO Bonds	5.38%	01/01/2022	1,000	1,001,379
Series 2011, GO Bonds	5.50%	01/01/2023	1,540	1,542,130
Yorkville (United City of), IL (United City Special Services Area); Series 2013, Ref. RB	4.60%	03/01/2025	1,220	1,245,406
				133,280,417
Indiana–1.52%
Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	4.80%	01/01/2028	400	407,584
Indiana (State of) Finance Authority (Butler University); Series 2012 A, Ref. RB	5.00%	02/01/2022	500	515,016
Indiana (State of) Finance Authority (Deaconess Health System); Series 2011 A, Ref. RB(f)	6.00%	09/01/2028	7,220	7,247,890
Indiana (State of) Finance Authority (Irvington Community School); Series 2018 A, Ref. RB(c)	5.50%	07/01/2028	960	1,046,496
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2012 B, RB	3.00%	11/01/2030	2,000	2,139,609
Series 2012 C, RB	3.00%	11/01/2030	2,000	2,139,609
Indiana (State of) Finance Authority (United States Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	2,000	2,187,472
Lake County 2000 Building Corp.; Series 2012, RB	5.00%	02/01/2024	4,200	4,276,229
Mishawaka (City of), IN; Series 2017, RB(c)	5.10%	01/01/2032	615	629,800
				20,589,705
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–0.59%
Ackley (City of), IA (Grand Jivante); Series 2018 A, RB	4.50%	08/01/2033	$ 600	$ 604,644
Clear Lake (City of), IA (Timbercrest Apartments, LLC); Series 2018, RB	4.30%	10/01/2028	660	664,031
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	1,000	1,095,193
Series 2013, Ref. RB(f)	5.25%	12/01/2033	1,540	1,671,332
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2018 A, RB	4.13%	05/15/2038	1,250	1,377,686
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.);
Series 2018, RB	4.45%	08/01/2028	625	653,257
Series 2018, RB	5.00%	08/01/2033	500	524,216
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2037	1,100	1,324,973
Series 2021 B-1, Ref. RB	0.38%	06/01/2030	70	70,053
				7,985,385
Kansas–0.82%
Lenexa (City of), KS (Lakeview Village, Inc.); Series 2018 A, Ref. RB	5.00%	05/15/2027	1,440	1,641,531
Pittsburgh (City of), KS (North Broadway - Pittsburgh Town Center); Series 2006, RB	4.80%	04/01/2027	315	266,235
Wichita (City of), KS (Kansas Masonic Home);
Series 2016 II-A, RB	4.25%	12/01/2024	500	513,570
Series 2016 II-A, RB	5.00%	12/01/2031	1,800	1,885,325
Series 2016 II-A, RB	5.25%	12/01/2036	1,000	1,048,065
Wichita (City of), KS (Larksfield Place); Series 2013 III, Ref. RB	7.13%	12/15/2036	1,000	1,070,395
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2028	935	1,018,083
Series 2018 I, Ref. RB	5.00%	05/15/2033	500	536,474
Series 2019, Ref. RB	4.00%	05/15/2023	655	671,461
Series 2019, Ref. RB	5.00%	05/15/2026	1,110	1,210,384
Series 2019, Ref. RB	5.00%	05/15/2027	1,165	1,280,474
				11,141,997
Kentucky–0.38%
Ashland Kentucky (Ashland Hospital Corp. d/b/a King’s Daughters Medical Center); Series 2016 A, Ref. RB	5.00%	02/01/2029	1,000	1,134,846
Christian (County of), KY (Jennie Stuart Medical Center, Inc.); Series 2016, Ref. RB	5.00%	02/01/2026	725	784,113
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2032	1,000	1,129,674
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.00%	11/15/2025	600	616,760
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2020 A, RB	4.00%	10/01/2040	1,300	1,495,047
				5,160,440
Louisiana–1.93%
Calcasieu Parish Industrial Development Board, Inc. (Citgo Petroleum Corp.); Series 1993, RB(d)	6.00%	07/01/2023	70	70,160
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston Parish Gomesha) (Green Bonds); Series 2018, Ref. RB(c)	5.38%	11/01/2038	4,665	5,413,269
Louisiana (State of) Local Government Environmental Facilities and Community Development Authority (Vermilion (Parish of), LA Gomesa) (Green Bonds); Series 2019, RB(c)	4.63%	11/01/2038	2,080	2,310,438
Louisiana Housing Corp.; Series 2009 A, RB	7.25%	09/01/2039	360	332,957
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2034	540	679,234
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2036	1,115	1,395,827
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2037	755	942,932
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2038	475	592,021
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2032	1,000	1,271,965
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2033	715	905,874
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2034	515	647,788
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2011, RB(c)(f)	5.85%	06/01/2025	4,000	4,580,497
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Series 2017, Ref. RB(f)	2.10%	07/01/2024	1,000	1,033,284
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
St. Tammany (Parish of), LA Public Trust Financing Authority (Christwood);
Series 2015, Ref. RB	5.00%	11/15/2024	$ 515	$ 548,595
Series 2015, Ref. RB	5.25%	11/15/2029	1,550	1,707,969
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2035	3,410	3,694,399
				26,127,209
Maine–0.12%
Maine (State of) Finance Authority (Supplemental Education Loan Program);
Series 2017 A-1, RB (INS - AGC)(b)(d)	5.00%	12/01/2022	500	533,876
Series 2017 A-1, RB (INS - AGC)(b)(d)	5.00%	12/01/2023	100	110,815
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB(e)(f)	7.50%	07/01/2021	1,000	1,005,966
				1,650,657
Maryland–0.47%
Baltimore (City of), MD (Convention Center Hotel);
Series 2017, Ref. RB	5.00%	09/01/2026	2,160	2,261,840
Series 2017, Ref. RB	5.00%	09/01/2027	1,100	1,152,739
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	4.00%	09/01/2027	425	460,768
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(c)	4.00%	02/15/2028	480	516,031
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy); Series 2017 A, RB(c)	5.00%	07/01/2027	400	445,535
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Medical Institutions Parking Facilities); Series 1996, Ref. RB (INS - AMBAC)(b)	5.50%	07/01/2026	60	60,519
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC); Series 2017, Ref. RB(c)(d)	4.00%	07/01/2024	1,360	1,415,338
				6,312,770
Massachusetts–0.58%
Collegiate Charter School of Lowell;
Series 2019, RB	5.00%	06/15/2029	490	557,820
Series 2019, RB	5.00%	06/15/2039	1,000	1,111,595
Lynn Housing Authority & Neighborhood Development;
Series 2018, Ref. RB	3.60%	10/01/2023	200	208,190
Series 2018, Ref. RB	3.75%	10/01/2024	250	261,925
Series 2018, Ref. RB	4.00%	10/01/2025	200	211,525
Series 2018, Ref. RB	4.00%	10/01/2026	100	105,624
Series 2018, Ref. RB	4.00%	10/01/2027	150	158,199
Series 2018, Ref. RB	4.25%	10/01/2028	320	339,165
Series 2018, Ref. RB	4.38%	10/01/2029	385	408,095
Series 2018, Ref. RB	4.50%	10/01/2030	690	731,819
Massachusetts (Commonwealth of) Development Finance Agency (Lawrence General Hospital); Series 2017, Ref. RB	5.00%	07/01/2028	675	688,381
Massachusetts (Commonwealth of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2018, RB(c)	5.00%	11/15/2033	1,500	1,688,497
Massachusetts (Commonwealth of) Development Finance Agency (Plantation Apartments L.P.); Series 2004 A, RB (LOC - Fleet National Bank)(d)(k)	5.00%	12/15/2024	1,325	1,328,698
				7,799,533
Michigan–1.76%
Advanced Technology Academy;
Series 2019, Ref. RB	3.88%	11/01/2029	810	864,334
Series 2019, Ref. RB	5.00%	11/01/2034	400	452,709
Detroit (City of), MI;
Series 2018, GO Bonds	5.00%	04/01/2023	1,000	1,071,076
Series 2018, GO Bonds	5.00%	04/01/2026	1,000	1,165,156
Ecorse (City of), MI; Series 2011, GO Bonds	5.80%	11/01/2026	2,035	2,075,795
Michigan (State of) Finance Authority (Cesar Chavez Academy);
Series 2019, Ref. RB	3.25%	02/01/2024	295	303,275
Series 2019, Ref. RB	4.00%	02/01/2029	700	762,990
Series 2019, Ref. RB	5.00%	02/01/2033	830	935,905
Michigan (State of) Finance Authority (Lawrence Technological University); Series 2017, Ref. RB	5.25%	02/01/2027	4,225	4,689,841
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2003 B-2, RB	6.00%	11/01/2023	$ 30	$ 30,128
Michigan (State of) Finance Authority (McLaren Health Care); Series 2012 A, Ref. RB	5.00%	06/01/2025	20	20,959
Michigan (State of) Finance Authority (Universal Learning Academy);
Series 2018, Ref. RB	5.00%	11/01/2023	300	311,874
Series 2018, Ref. RB	5.50%	11/01/2028	500	581,193
Series 2018, Ref. RB	6.00%	11/01/2032	500	585,961
Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(d)	5.00%	12/31/2033	2,000	2,485,754
Michigan (State of) Strategic Fund (I-85 Improvement Project); Series 2018, RB(d)	5.00%	12/31/2032	1,730	2,158,782
Michigan Strategic Fund (Evangelical Homes); Series 2013, Ref. RB	5.50%	06/01/2047	3,000	3,063,925
Summit Academy North; Series 2016, Ref. RB	4.00%	11/01/2021	550	553,633
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.); Series 2016 A, Ref. RB(c)	5.00%	07/01/2026	1,565	1,595,521
				23,708,811
Minnesota–1.23%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.00%	12/01/2033	1,250	1,282,040
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	5.75%	08/01/2030	1,130	911,294
Deephaven (City of), MN (Seven Hills Preparatory Academy);
Series 2017, RB	4.38%	10/01/2027	245	258,300
Series 2017, RB	5.00%	10/01/2037	1,000	1,045,762
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	1,680	1,846,597
Series 2018 A, Ref. RB	5.00%	11/01/2033	1,070	1,210,507
Minneapolis (City of), MN (Spero Academy);
Series 2017 A, RB(c)	5.50%	07/01/2027	590	662,400
Series 2017 A, RB(c)	6.00%	07/01/2032	1,080	1,243,927
Minnetonka (City of), MN (Preserve at Shady Oak); Series 2018 C, Ref. RB	4.50%	03/01/2033	250	247,958
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2015, RB	5.00%	12/01/2021	470	475,233
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, Ref. RB(a)(c)(f)	6.00%	07/01/2027	2,000	2,134,918
St. Paul (City of), MN Housing & Redevelopment Authority (Great River School); Series 2017 A, RB(c)	5.25%	07/01/2033	140	160,230
St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, RB	5.13%	10/01/2023	225	235,675
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.00%	09/01/2026	1,000	1,117,577
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.00%	10/01/2031	250	251,705
Series 2018, Ref. RB	4.13%	10/01/2033	250	252,007
St. Paul Park (City of), MN (Presbyterian Homes Bloomington);
Series 2017, Ref. RB	3.80%	09/01/2029	350	364,430
Series 2017, Ref. RB	3.90%	09/01/2030	565	588,609
Series 2017, Ref. RB	4.00%	09/01/2031	585	610,141
Series 2017, Ref. RB	4.00%	09/01/2032	400	416,303
Series 2017, Ref. RB	4.10%	09/01/2033	500	521,131
Wayzata (City of), MN (Folkstone Senior Living Co.); Series 2019, Ref. RB	5.00%	08/01/2035	100	108,764
West St. Paul (City of), MN (Walker Westwood Ridge Campus); Series 2017, Ref. RB	4.00%	11/01/2030	650	653,118
				16,598,626
Mississippi–0.16%
Mississippi (State of) Development Bank (Hospital Construction & Ref.); Series 2014, Ref. RB	5.00%	09/01/2030	720	800,880
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	1,250	1,324,173
				2,125,053
Missouri–2.06%
Arnold Retail Corridor Transportation Development District; Series 2019, Ref. RB	3.00%	11/01/2028	405	411,449
Branson (City of), MO Industrial Development Authority (Branson Shoppes Redevelopment);
Series 2017 A, Ref. RB	4.00%	11/01/2025	1,440	1,515,987
Series 2017 A, Ref. RB	4.00%	11/01/2026	750	785,838
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Cape Girardeau (County of), MO Industrial Development Authority (Procter & Gamble Paper Products Co. (The)); Series 1998, RB(d)	5.30%	05/15/2028	$ 30	$ 30,095
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(c)	4.50%	12/01/2029	1,890	2,016,641
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District);
Series 2016 A, Ref. RB(c)	4.25%	04/01/2026	365	385,868
Series 2016 A, Ref. RB(c)	5.00%	04/01/2036	2,000	2,110,324
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(c)	4.38%	02/01/2031	1,000	1,083,714
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. IDR	5.00%	05/15/2026	1,000	1,131,200
Series 2017 A, Ref. IDR	5.00%	05/15/2027	800	919,516
Series 2017, Ref. RB	5.00%	05/15/2023	1,000	1,060,132
Series 2017, Ref. RB	5.00%	05/15/2024	1,500	1,628,839
Maryland Heights (City of), MO (Westport Plaza Redevelopment);
Series 2020, RB	3.63%	11/01/2031	1,535	1,651,988
Series 2020, RB	4.13%	11/01/2038	2,500	2,688,449
Missouri (State of) Development Finance Board (Crackneck Creek); Series 2013 B, Ref. RB	4.13%	03/01/2029	75	75,133
Northpark Lane Community Improvement District; Series 2018, RB	4.50%	11/01/2036	1,210	1,216,917
Plaza at Noah’s Ark Community Improvement District;
Series 2021, RB	3.00%	05/01/2022	125	126,312
Series 2021, RB	3.00%	05/01/2023	150	153,054
Series 2021, RB	3.00%	05/01/2024	200	205,254
Series 2021, RB	3.00%	05/01/2025	225	231,765
Series 2021, RB	3.00%	05/01/2026	275	283,730
Series 2021, RB	3.00%	05/01/2030	725	734,520
St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(c)	4.25%	10/01/2034	1,325	1,345,367
St. Louis (City of), MO (Lambert-St. Louis International Airport); Series 2012, Ref. RB(d)	5.00%	07/01/2021	1,165	1,169,286
St. Louis (City of), MO Land Clearance for Redevelopment Authority (Kiel Opera House Renovation); Series 2019, Ref. RB	3.88%	10/01/2035	2,570	2,524,195
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.00%	09/01/2025	1,000	1,147,028
Series 2018 A, RB	5.00%	09/01/2026	1,000	1,170,262
				27,802,863
Nebraska–0.41%
Central Plains Energy Project (No. 4); Series 2018, RB(f)	5.00%	01/01/2024	5,000	5,544,483
Nevada–0.37%
Las Vegas (City of), NV Special Improvement District No. 607;
Series 2013, Ref. RB	5.00%	06/01/2022	285	295,704
Series 2013, Ref. RB	5.00%	06/01/2023	270	289,799
Series 2013, Ref. RB	5.00%	06/01/2024	95	104,564
Las Vegas (City of), NV Special Improvement District No. 815; Series 2020, RB	4.75%	12/01/2040	350	400,071
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada);
Series 2017 A, RB(c)	5.00%	07/15/2027	335	379,368
Series 2017 A, RB(c)	5.00%	07/15/2037	500	551,101
Nevada (State of) Department of Business & Industry (Somerset Academy); Series 2018 A, RB(c)	4.50%	12/15/2029	640	711,988
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(c)	2.75%	06/15/2028	1,000	1,037,024
Tahoe-Douglas Visitors Authority; Series 2020, RB	5.00%	07/01/2032	1,000	1,197,142
				4,966,761
New Hampshire–0.33%
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(c)(d)(f)	3.75%	07/02/2040	420	436,760
New Hampshire (State of) Business Finance Authority (Covanta);
Series 2018 A, Ref. RB(c)(d)	4.00%	11/01/2027	1,500	1,567,388
Series 2020 A, Ref. RB(c)(f)	3.63%	07/02/2040	260	270,148
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Health and Education Facilities Authority (Hillside Village);
Series 2017 A, RB (Acquired 06/12/2017; Cost $1,585,000)(a)(c)(h)	5.25%	07/01/2027	$ 1,585	$ 1,188,750
Series 2017 B, RB (Acquired 06/12/2017; Cost $1,455,000)(a)(c)(h)	4.13%	07/01/2024	1,455	945,750
				4,408,796
New Jersey–5.79%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(b)	5.75%	11/01/2028	180	222,610
New Jersey (State of); Series 2020 A, GO Bonds	5.00%	06/01/2029	1,500	1,950,750
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(b)(g)(l)	5.50%	09/01/2022	3,000	3,196,230
Series 2012 II, Ref. RB	5.00%	03/01/2023	1,500	1,552,752
Series 2012, Ref. RB	5.00%	06/15/2025	600	623,441
Series 2017 B, Ref. RB	5.00%	11/01/2023	1,500	1,670,986
New Jersey (State of) Economic Development Authority (Beloved Community Charter School, Inc.); Series 2019 A, RB(c)	5.00%	06/15/2039	825	910,101
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(d)	5.25%	09/15/2029	3,000	3,178,611
Series 2012, RB(d)	5.75%	09/15/2027	200	207,883
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(c)	5.13%	11/01/2029	215	239,904
New Jersey (State of) Economic Development Authority (Hatikvah International Academy Charter School); Series 2017 A, RB(c)	5.00%	07/01/2027	395	442,799
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School); Series 2018 A, RB(c)	4.75%	10/01/2028	1,650	1,779,665
New Jersey (State of) Economic Development Authority (New Jersey Transportation Bonds); Series 2020 A, RB	5.00%	11/01/2030	3,225	4,117,011
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	539	676,163
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 C, RB	5.00%	07/01/2022	100	102,353
Series 2012 C, RB	5.00%	07/01/2032	1,385	1,433,105
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2013, Ref. RB (SIFMA Municipal Swap Index + 1.60%)(m)	1.63%	03/01/2028	1,000	1,016,839
New Jersey (State of) Economic Development Authority (Teaneck Community Charter School); Series 2017 A, Ref. RB(c)	4.25%	09/01/2027	210	225,177
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health); Series 2009 C, VRD RB (LOC - JP Morgan Chase Bank N.A.)(j)(k)	0.01%	07/01/2043	10,000	10,000,000
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2018 B, Ref. RB(d)	5.00%	12/01/2026	1,000	1,212,677
Series 2018 B, Ref. RB(d)	5.00%	12/01/2027	1,000	1,236,796
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB(i)	0.00%	12/15/2028	715	627,262
Series 2008 A, RB(i)	0.00%	12/15/2035	1,000	706,389
Series 2009 A, RB(i)	0.00%	12/15/2032	1,465	1,136,470
Series 2010 A, RB (INS - BAM)(b)(i)	0.00%	12/15/2028	4,850	4,357,881
Series 2010 A, RB(i)	0.00%	12/15/2031	1,575	1,258,293
Series 2013 AA, RB	5.25%	06/15/2031	1,150	1,252,860
Series 2018 A, Ref. RB	5.00%	12/15/2024	1,000	1,159,966
Series 2018 A, Ref. RN(g)(l)	5.00%	06/15/2029	1,000	1,190,333
Series 2018 A, Ref. RN(g)(l)	5.00%	06/15/2030	2,845	3,369,817
Series 2018 A, Ref. RN(g)(l)	5.00%	06/15/2031	4,680	5,528,230
Series 2019 BB, RB	5.00%	06/15/2044	2,000	2,448,013
Series 2019, Ref. RB	5.00%	12/15/2033	2,850	3,609,300
New Jersey Turnpike Authority; Series 2014 A, RB(g)	4.00%	01/01/2035	10,000	10,883,500
Tobacco Settlement Financing Corp.; Series 2018 B, Ref. RB	3.20%	06/01/2027	4,550	4,668,180
				78,192,347
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico–0.25%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion);
Series 2019 A, RB	5.00%	07/01/2049	$ 1,000	$ 1,145,679
Series 2019 C, RB	2.25%	07/01/2023	1,525	1,526,281
Santa Fe (City of), NM (El Castillo Retirement); Series 2019, RB	2.25%	05/15/2024	650	652,805
				3,324,765
New York–6.49%
Buffalo & Erie County Industrial Land Development Corp. (Medaille College);
Series 2018, Ref. RB(c)	5.00%	10/01/2028	485	535,555
Series 2018, Ref. RB(c)	5.00%	10/01/2038	2,445	2,721,993
Build NYC Resource Corp. (Brooklyn Navy Yard);
Series 2019, Ref. RB(c)(d)	5.25%	12/31/2033	2,000	2,188,013
Series 2019, Ref. RB(c)(d)	5.50%	12/31/2040	5,000	5,414,714
Metropolitan Transportation Authority;
Series 2012 D, Ref. RB	5.00%	11/15/2030	2,000	2,126,765
Series 2012 G-1, VRD Ref. RB (LOC - Barclays Bank PLC)(j)(k)	0.01%	11/01/2032	2,000	2,000,000
Series 2020 A-2, RB	4.00%	02/01/2022	2,500	2,562,335
Subseries 2020 A-1, RB (INS - AGM)(b)(g)	4.00%	11/15/2043	10,000	11,709,920
Metropolitan Transportation Authority (Green Bonds); Series 2020 E, Ref. RB	5.00%	11/15/2029	4,100	5,338,472
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside); Series 2014 A, RB (Acquired 02/28/2018; Cost $1,055,449)(a)(h)	6.50%	01/01/2032	1,000	550,000
New York (City of), NY Transitional Finance Authority; Series 2018 S-2, Ref. RB(g)	5.00%	07/15/2036	11,000	13,651,480
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB(j)	0.03%	11/01/2044	4,000	4,000,000
New York Counties Tobacco Trust II; Series 2001, RB	5.63%	06/01/2035	160	160,595
New York Counties Tobacco Trust III; Series 2003, RB	6.00%	06/01/2043	300	300,000
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	1,485	1,614,389
Series 2016 A, Ref. RB	6.00%	06/01/2043	3,665	4,193,604
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(c)	5.00%	11/15/2044	3,000	3,319,954
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.); Series 2020, RB(d)(f)	2.75%	09/02/2025	1,000	1,037,340
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2020, Ref. RB(d)	5.25%	08/01/2031	3,500	4,180,600
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(d)	5.00%	08/01/2026	6,710	6,759,090
Series 2016, Ref. RB(d)	5.00%	08/01/2031	1,500	1,510,611
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(d)	5.00%	01/01/2023	2,000	2,139,433
Series 2018, RB(d)	5.00%	01/01/2030	2,000	2,457,529
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2018, RB(d)	5.00%	01/01/2022	925	949,207
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport);
Series 2020 A, Ref. RB(d)	5.00%	12/01/2024	1,250	1,441,196
Series 2020 A, Ref. RB(d)	5.00%	12/01/2025	1,200	1,425,566
Public Housing Capital Fund Revenue Trust I; Series 2012, RB(c)	4.50%	07/01/2022	526	531,242
Public Housing Capital Fund Revenue Trust II; Series 2012, RB(c)	4.50%	07/01/2022	161	163,275
Public Housing Capital Fund Revenue Trust III; Series 2012, RB(c)	5.00%	07/01/2022	897	897,443
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(a)	5.00%	07/01/2027	1,000	500,000
Series 2013 A, RB(a)	5.00%	07/01/2032	1,000	500,000
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(c)(d)	7.00%	06/01/2046	750	806,568
				87,686,889
North Carolina–0.66%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(j)	0.01%	01/15/2037	8,875	8,875,000
North Dakota–0.08%
Burleigh (County of), ND (University of Mary); Series 2016, RB	4.38%	04/15/2026	1,020	1,075,344
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–4.03%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	$ 815	$ 967,368
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	5,000	5,788,377
Cleveland (City of) & Cuyahoga (County of), OH Port Authority; Series 2010, RB	6.00%	11/15/2035	1,000	1,004,153
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Euclid Avenue Development Corp.); Series 2014, Ref. RB	5.00%	08/01/2029	600	676,798
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(d)	5.38%	09/15/2027	450	451,508
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.00%	02/15/2031	2,500	2,972,890
Franklin (County of), OH (Wesley Communities); Series 2020, Ref. RB	5.25%	11/15/2040	1,500	1,703,273
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(e)(f)	8.00%	07/01/2022	3,845	4,144,545
Greater Cincinnati (Port of), OH Development Authority;
Series 2004, RB	6.30%	02/15/2024	475	465,953
Series 2004, RB	6.40%	02/15/2034	1,950	1,783,420
Lorain (County of), OH Port Authority (Kendal at Oberlin); Series 2013 A, Ref. RB	5.00%	11/15/2030	1,500	1,625,261
Lucas Metropolitan Housing Authority;
Series 2012, RB	5.25%	09/01/2022	205	213,499
Series 2012, RB	5.25%	09/01/2023	260	270,827
Series 2012, RB	5.25%	09/01/2024	275	286,380
Series 2012, RB	5.25%	09/01/2025	290	302,363
Series 2012, RB	5.25%	09/01/2026	305	318,003
Series 2012, RB	5.25%	09/01/2027	320	333,642
Montgomery (County of), OH Hospital Facilities (Premier Health Partners Obligated Group); Series 2019 A, Ref. RB	4.00%	11/15/2038	4,470	5,054,416
Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2017 A, Ref. RB(g)	4.00%	01/01/2036	8,675	10,155,255
Series 2018, Ref. RB(c)	5.00%	12/01/2023	4,185	4,426,502
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(d)	5.00%	12/31/2025	340	396,154
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 D, Ref. PCR(f)	4.25%	09/15/2021	1,975	1,999,567
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2019 A, Ref. PCR	3.25%	09/01/2029	2,000	2,178,476
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC);
Series 2017, RB(c)(d)	3.75%	01/15/2028	1,110	1,216,192
Series 2017, RB(c)(d)	4.25%	01/15/2038	250	282,226
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 1999 A1, RB (CEP - GNMA)(d)	5.25%	09/01/2030	10	10,025
Ohio (State of) Housing Finance Agency (Sanctuary at Springboro); Series 2017, RB(c)	5.13%	01/01/2032	500	504,928
RiverSouth Authority; Series 2007 A, RB	5.75%	12/01/2027	735	736,086
Southern Ohio Port Authority (Purecycle); Series 2020 A, RB(c)(d)	6.25%	12/01/2025	3,620	3,925,630
Youngstown (City of), OH Metropolitan Housing Authority;
Series 2014, RB	3.20%	06/15/2023	100	100,080
Series 2014, RB	4.00%	12/15/2024	210	210,366
				54,504,163
Oklahoma–0.45%
Comanche (County of), OK Hospital Authority;
Series 2012 A, Ref. RB	5.00%	07/01/2021	165	165,493
Series 2015, Ref. RB	5.00%	07/01/2023	1,000	1,075,177
Oklahoma (State of) Development Finance Authority (Inverness Village Community); Series 2012, Ref. RB (Acquired 12/29/2016; Cost $158,194)(a)(h)(n)	5.25%	01/01/2022	158	1,813
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017 A, RB (Acquired 03/06/2019; Cost $1,538,625)(a)(h)	5.00%	08/01/2037	1,650	1,204,500
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 B-2, RB(a)	4.75%	11/01/2023	978	4,891
Tulsa (City of), OK Municipal Airport Trust; Series 2001 B, Ref. RB(d)	5.50%	12/01/2035	2,000	2,149,683
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(d)(f)	5.00%	06/01/2025	1,340	1,501,301
				6,102,858
Oregon–0.01%
Local Oregon Capital Assets Program; Series 2011 C, COP	4.60%	06/01/2031	125	125,166
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–(continued)
Oregon (State of) (Elderly & Disabled Housing); Series 1993 C, Ref. GO Bonds(d)	5.65%	08/01/2026	$ 20	$ 20,070
				145,236
Pennsylvania–3.62%
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	4.88%	11/01/2024	3,000	3,278,008
Allegheny (County of), PA Redevelopment Authority (Pittsburgh Mills); Series 2004, RB (Acquired 08/10/2017; Cost $714,125)(h)	5.60%	07/01/2023	725	652,500
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2017, Ref. RB(c)	5.00%	05/01/2027	2,750	3,292,715
Allentown Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(c)	6.00%	05/01/2042	710	893,812
Allentown Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(c)	5.00%	05/01/2023	390	419,309
Series 2018, RB(c)	5.00%	05/01/2028	1,250	1,520,714
Series 2018, RB(c)	5.00%	05/01/2033	500	599,614
Chester (County of), PA Industrial Development Authority (Woodlands at Greystone); Series 2018, RB(c)	4.38%	03/01/2028	275	309,017
Delaware Valley Regional Finance Authority; Series 1997 B, RB (INS - AMBAC)(b)	5.70%	07/01/2027	1,000	1,284,041
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2028	630	712,634
Series 2018, Ref. RB	5.00%	12/01/2030	910	1,017,310
Luzerne (County of), PA; Series 2015 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	11/15/2029	5,000	5,934,173
Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB (Acquired 04/03/2013; Cost $308,057)(h)(n)(o)	5.00%	12/31/2023	350	87,535
Series 2013, RB(n)(o)	5.00%	12/31/2023	118	29,522
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/2027	1,500	1,543,276
Pennsylvania (Commonwealth of) Economic Development Financing Authority (CarbonLite P, LLC); Series 2019, RB (Acquired 06/13/2019; Cost $1,825,937)(c)(d)(h)	5.25%	06/01/2026	1,826	1,825,937
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PPL Energy Supply); Series 2009 A, Ref. RB	6.40%	12/01/2038	3,250	3,189,324
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Ursinus College);
Series 2012 A, Ref. RB	5.00%	01/01/2025	785	801,921
Series 2019, RB(g)	4.00%	08/15/2049	7,500	8,689,779
Series 2019, RB(g)	5.00%	08/15/2049	2,500	3,146,151
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.);
Series 2019 A, RB	4.00%	06/15/2029	765	823,108
Series 2019 A, RB	5.00%	06/15/2039	920	1,008,104
Philadelphia (City of), PA Authority for Industrial Development (La Salle University);
Series 2017, Ref. RB	5.00%	05/01/2027	1,735	1,965,923
Series 2017, Ref. RB	5.00%	05/01/2028	1,810	2,057,048
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2031	500	545,032
Series 2017, Ref. RB	5.00%	07/01/2032	1,000	1,085,481
Philadelphia (City of), PA Industrial Development Authority (University of the Arts); Series 2017, Ref. RB(c)	5.00%	03/15/2045	2,000	2,149,657
				48,861,645
Puerto Rico–12.81%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	3,150	3,169,408
Series 2002, RB	5.50%	05/15/2039	9,315	9,537,443
Series 2002, RB	5.63%	05/15/2043	145	145,754
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2004 A, GO Bonds (INS - NATL)(b)	5.25%	07/01/2021	$ 655	$ 660,050
Series 2007 A, GO Bonds (INS - AGC)(b)	5.00%	07/01/2023	100	102,684
Series 2008 A, Ref. GO Bonds(a)	5.13%	07/01/2024	15,580	13,944,100
Series 2011 A, Ref. GO Bonds (INS - AGM)(b)	5.25%	07/01/2024	515	528,080
Series 2011 A, Ref. GO Bonds (INS - AGM)(b)	6.00%	07/01/2033	300	310,725
Series 2011 E, Ref. GO Bonds(a)	6.00%	07/01/2029	12,765	11,456,588
Series 2012 A, Ref. GO Bonds(a)	5.50%	07/01/2026	140	118,300
Series 2012 A, Ref. GO Bonds(a)	5.50%	07/01/2027	2,160	1,825,200
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	955	1,052,257
Series 2012 A, RB	5.00%	07/01/2021	795	802,091
Series 2012 A, RB	5.25%	07/01/2029	2,880	3,048,084
Series 2012 A, RB	5.25%	07/01/2042	5,000	5,291,800
Series 2020 A, Ref. RB(c)	5.00%	07/01/2025	2,500	2,815,917
Series 2020 A, Ref. RB(c)	5.00%	07/01/2030	2,500	3,035,275
Puerto Rico (Commonwealth of) Convention Center District Authority; Series 2006 A, RB (INS - AGC)(b)	5.00%	07/01/2027	80	82,147
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(b)	5.00%	07/01/2023	2,500	2,540,595
Series 2005 RR, RB (INS - NATL)(b)	5.00%	07/01/2022	550	557,656
Series 2005 RR, RB (INS - SGI)(b)	5.00%	07/01/2025	100	100,125
Series 2005 RR, RB (INS - AGC)(b)	5.00%	07/01/2026	155	159,160
Series 2005 SS, Ref. RB (INS - NATL)(b)	5.00%	07/01/2021	2,000	2,014,320
Series 2005 SS, Ref. RB (INS - NATL)(b)	5.00%	07/01/2023	1,000	1,016,238
Series 2007 TT, RB (INS - NATL)(b)	5.00%	07/01/2026	165	169,207
Series 2007 TT, RB(a)	5.00%	07/01/2032	1,990	1,905,425
Series 2007 TT, RB(a)	5.00%	07/01/2037	500	478,750
Series 2007 UU, Ref. RB (INS - AGM)(b)	5.00%	07/01/2023	10	10,268
Series 2007 UU, Ref. RB (INS - AGC)(b)	5.00%	07/01/2026	1,435	1,473,509
Series 2007 VV, Ref. RB (INS - NATL)(b)	5.25%	07/01/2025	1,705	1,819,155
Series 2007 VV, Ref. RB (INS - NATL)(b)	5.25%	07/01/2030	1,000	1,079,732
Series 2010 AAA-RSA-1, RB(a)	5.25%	07/01/2028	5,685	5,457,600
Series 2010 CCC, RB(a)	5.25%	07/01/2026	6,565	6,302,400
Series 2010 DDD, Ref. RB (INS - AGM)(b)	5.00%	07/01/2023	40	41,073
Series 2010 XX, RB(a)	5.25%	07/02/2040	1,875	1,800,000
Series 2010 XX-RSA-1, RB(a)	5.25%	07/01/2027	250	240,000
Series 2010 ZZ-RSA-1, Ref. RB(a)	5.25%	07/01/2025	1,180	1,132,800
Series 2016 E-2, RB(a)	10.00%	07/01/2021	900	916,462
Series 2016 E-2, RB(a)	10.00%	01/01/2022	300	305,486
Series 2016 E-4, RB(a)	10.00%	07/01/2022	1,589	1,619,087
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 E, RB (INS - AGM)(b)	5.50%	07/01/2023	530	575,070
Series 2003, RB (INS - FGIC)(b)(o)	5.75%	07/01/2021	530	499,525
Series 2004 J, RB (INS - NATL)(b)	5.00%	07/01/2029	475	487,112
Series 2005 BB, Ref. RB (INS - AGM)(b)	5.25%	07/01/2022	230	240,858
Series 2007 CC, Ref. RB (INS - NATL)(b)	5.50%	07/01/2029	15	16,420
Series 2007 N, Ref. RB(a)	5.50%	07/01/2021	1,045	534,256
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority;
Series 2000, RB(d)	6.63%	06/01/2026	7,310	7,565,850
Series 2012, Ref. RB	5.00%	10/01/2021	450	454,901
Puerto Rico (Commonwealth of) Infrastructure Financing Authority (MEPSI Campus); Series 2007 A, RB(a)	6.25%	10/01/2024	2,465	992,163
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGM)(b)	5.25%	08/01/2021	$ 265	$ 266,497
Series 2002 A, RB (INS - AGM)(b)	5.00%	08/01/2027	1,605	1,648,071
Series 2005 A, RB (INS - AGM)(b)	5.00%	08/01/2022	50	51,342
Series 2005 A, RB (INS - AGM)(b)	5.00%	08/01/2030	305	313,185
Series 2005 B, Ref. RB (INS - AGC)(b)	5.25%	07/01/2021	30	30,107
Series 2005 C, Ref. RB (INS - AGC)(b)	5.25%	08/01/2022	40	42,033
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities);
Series 2002 D, Ref. RB(a)	5.25%	07/01/2027	760	759,050
Series 2002 F, Ref. RB (INS - AGC)(b)	5.25%	07/01/2025	50	56,888
Series 2007 M-2, Ref. RB (INS - AMBAC)(b)	10.00%	07/01/2035	190	199,677
Series 2007 M-3, Ref. RB (INS - NATL)(b)	6.00%	07/01/2024	500	514,180
Series 2007 N, RB(a)	5.00%	07/01/2037	2,125	2,101,094
Series 2009 P, Ref. RB(a)	6.13%	07/01/2023	500	510,000
Series 2009 P, Ref. RB(a)	6.25%	07/01/2026	2,905	2,970,363
Series 2011 S, RB(a)	5.50%	07/01/2023	135	133,819
Series 2011 S, RB(a)	5.88%	07/01/2039	1,245	1,237,219
Puerto Rico Public Finance Corp.;
Series 2011 A, RB(a)	6.50%	08/01/2028	37,400	542,300
Series 2011 B, RB(a)	6.00%	08/01/2024	10,675	154,788
Series 2011 B, RB(a)	6.00%	08/01/2025	17,475	253,388
Series 2011 B, RB(a)	6.00%	08/01/2026	6,495	94,178
Series 2011 B, RB(a)	5.50%	08/01/2031	54,770	794,165
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(i)	0.00%	07/01/2024	539	513,460
Series 2018 A-1, RB(i)	0.00%	07/01/2027	1,027	923,049
Series 2018 A-1, RB(i)	0.00%	07/01/2029	1,003	854,674
Series 2018 A-1, RB(i)	0.00%	07/01/2031	4,146	3,268,461
Series 2018 A-1, RB(i)	0.00%	07/01/2033	6,719	4,907,353
Series 2018 A-1, RB	4.50%	07/01/2034	7,162	7,883,837
Series 2018 A-1, RB	4.55%	07/01/2040	538	604,554
Series 2018 A-1, RB(i)	0.00%	07/01/2046	13,831	4,502,959
Series 2018 A-1, RB(i)	0.00%	07/01/2051	11,268	2,664,693
Series 2018 A-1, RB	4.75%	07/01/2053	3,953	4,443,820
Series 2018 A-1, RB	5.00%	07/01/2058	9,996	11,403,491
Series 2019 A-2, RB	4.33%	07/01/2040	5,475	6,074,661
Series 2019 A-2, RB	4.54%	07/01/2053	163	180,792
Series 2019 A-2, RB	4.78%	07/01/2058	2,196	2,467,428
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2023	2,535	2,509,650
Series 2006 Q, RB	5.00%	06/01/2022	1,790	1,781,050
Series 2006 Q, RB	5.00%	06/01/2025	5,000	4,900,000
				172,987,382
Rhode Island–0.07%
Pawtucket (City of), RI Housing Authority; Series 2010, RB	5.50%	09/01/2028	195	201,450
Providence (City of), RI Public Building Authority; Series 2001 A, RB (INS - NATL)(b)	5.38%	12/15/2021	30	30,104
Rhode Island Housing & Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	80	80,284
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2026	500	591,314
				903,152
South Carolina–0.47%
South Carolina (State of) Jobs-Economic Development Authority; Series 2018, Ref. RB	5.00%	04/01/2038	2,500	2,704,268
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2027	1,655	1,820,844
South Carolina (State of) Jobs-Economic Development Authority (South Carolina SAVES Green Community Program - AAC East LLC) (Green Bonds); Series 2019, RB(c)	7.00%	05/01/2026	1,810	1,823,539
				6,348,651
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–0.69%
Bristol (City of), TN Industrial Development Board (Pinnacle);
Series 2016 B, RB(c)(i)	0.00%	12/01/2021	$ 250	$ 245,280
Series 2016, RB	4.25%	06/01/2021	395	395,000
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland); Series 2017 A, Ref. RB	5.50%	07/01/2037	350	353,391
Metropolitan Development and Housing Agency (Fifth + Broadway Development);
Series 2018, RB(c)	4.50%	06/01/2028	1,295	1,433,962
Series 2018, RB(c)	5.13%	06/01/2036	1,000	1,150,924
Nashville (City of) & Davidson (County of), TN Health and Educational Facilities Board of Metropolitan Government (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-01/31/2019; Cost $1,994,233)(c)(h)	5.25%	04/01/2028	2,000	963,093
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2016 A, Ref. RB(c)	5.00%	09/01/2024	1,000	1,004,723
Series 2016 A, Ref. RB(c)	5.00%	09/01/2031	3,000	2,885,840
Series 2016 A, Ref. RB(c)	5.00%	09/01/2037	1,000	923,206
				9,355,419
Texas–7.15%
Argyle (Town of), TX; Series 2017, RB	4.25%	09/01/2027	420	453,705
Arlington Higher Education Finance Corp. (Leadership Prep School);
Series 2016 A, RB	5.00%	06/15/2036	700	701,736
Series 2016 A, RB	5.00%	06/15/2046	1,425	1,428,165
Arlington Higher Education Finance Corp. (Newman International Academy);
Series 2021, RB	4.00%	08/15/2031	200	214,740
Series 2021, RB	5.00%	08/15/2041	600	661,651
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	4.55%	08/15/2028	605	663,814
Arlington Higher Education Finance Corp. (Winfree Academy Charter School);
Series 2019, RB	5.50%	08/15/2023	305	307,526
Series 2019, Ref. RB	5.15%	08/15/2029	970	1,092,441
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC); Series 2019, RB(c)(d)	9.00%	03/01/2039	500	583,080
Calhoun County Navigation Industrial Development Authority (Max Midstream Texas, LLC); Series 2020 A, RN(c)(d)	7.50%	07/27/2021	10,000	10,000,461
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	2,000	2,336,008
Dallas (City of), TX; Series 2015, GO Bonds	5.00%	02/15/2030	1,075	1,246,957
Edinburg Economic Development Corp.; Series 2019, RB(c)	4.00%	08/15/2029	585	605,094
Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers; Series 2015, Ref. RB	5.00%	12/01/2021	450	458,263
Gulf Coast Industrial Development Authority; Series 1998, RB(d)	8.00%	04/01/2028	340	340,454
Harris (County of) & Houston (City of), TX Sports Authority; Series 2014 A, Ref. RB	5.00%	11/15/2030	2,000	2,230,494
Houston (City of), TX;
Series 2002 A, RB (INS - AGM)(b)(d)	5.13%	07/01/2032	5	5,031
Series 2002 B, RB (INS - AGM)(b)	5.00%	07/01/2032	50	50,318
Houston (City of), TX (United Airlines, Inc.); Series 2018, RB(d)	5.00%	07/15/2028	1,750	2,101,606
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(d)	4.75%	07/01/2024	4,885	5,125,750
Series 2020 A, Ref. RB(d)	5.00%	07/01/2027	2,325	2,762,187
Houston Higher Education Finance Corp. (Houston Baptist University); Series 2021, RB	3.38%	10/01/2037	700	700,237
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.); Series 2016, Ref. RB (Acquired 05/08/2018-12/17/2018; Cost $647,381)(h)	5.00%	02/15/2035	650	507,000
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(c)(d)	4.63%	10/01/2031	7,500	7,951,796
New Hope Cultural Education Facilities Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2024	1,650	1,774,408
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	3.00%	07/01/2021	555	555,006
Series 2016, Ref. RB	4.00%	07/01/2023	1,235	1,258,203
Series 2016, Ref. RB	4.00%	07/01/2028	1,555	1,585,056
Series 2016, Ref. RB	5.00%	07/01/2036	3,250	3,376,773
New Hope Cultural Education Facilities Finance Corp. (Cumberland Academy); Series 2020 A, RB(c)	4.00%	08/15/2030	5,000	5,369,686
New Hope Cultural Education Facilities Finance Corp. (Forefront Living Plano); Series 2020 A, RB(c)	10.00%	12/01/2025	1,000	1,060,609
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center);
Series 2017 A, RB(c)	3.63%	08/15/2022	525	527,281
Series 2017 S, RB(c)	4.25%	08/15/2027	610	612,816
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, RB	5.38%	11/15/2036	$ 1,165	$ 1,168,510
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.); Series 2019, Ref. RB	5.00%	01/01/2039	500	530,053
Newark High Education Finance Corp. (Austin Achieve Public Schools, Inc.);
Series 2018, RB	4.25%	06/15/2028	325	334,187
Series 2018, RB	5.00%	06/15/2033	300	310,186
Series 2018, RB	5.00%	06/15/2038	250	257,912
Port Beaumont Navigation District (Jefferson Gulf Coast); Series 2020, Ref. RB(c)(d)	3.63%	01/01/2035	3,000	3,107,998
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, RB	6.75%	11/15/2024	180	192,260
Series 2014 A, RB	7.50%	11/15/2034	100	111,248
Series 2014 A, RB	7.75%	11/15/2044	1,815	2,015,109
Series 2014 A, RB	8.00%	11/15/2049	1,355	1,515,158
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area);
Series 2016, RB	4.90%	09/15/2024	260	271,437
Series 2016, RB	5.38%	09/15/2030	680	719,968
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2037	1,400	1,517,484
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana); Series 2017, RB	6.00%	11/15/2027	3,250	3,668,812
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2017 A, RB (Acquired 12/15/2016; Cost $1,011,966)(h)	6.00%	02/15/2031	1,000	814,380
Series 2017, RB (Acquired 11/05/2019; Cost $3,279,964)(h)	6.38%	02/15/2041	3,000	2,454,418
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020 B-2, Ref. RB	3.00%	11/15/2026	1,000	1,013,847
Series 2020, Ref. RB	4.00%	11/15/2027	1,000	1,021,404
Series 2020, Ref. RB	6.25%	11/15/2031	1,000	1,157,533
Temple (City of), TX; Series 2018 A, RB(c)	5.00%	08/01/2028	4,520	5,084,031
Texas (State of) Department of Housing & Community Affairs (Skyway Villas Apartments); Series 2001 A, RB (INS - AMBAC)(b)(d)	5.45%	12/01/2022	315	315,686
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	8,360	9,803,316
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.00%	08/15/2027	500	504,903
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. RB (INS - AMBAC)(b)	5.38%	11/15/2024	50	51,165
				96,589,357
Utah–0.76%
Mida Mountain Village Public Infrastructure District;
Series 2020 A, RB	4.25%	08/01/2035	1,645	1,876,735
Series 2020 A, RB	4.50%	08/01/2040	1,205	1,368,638
Salt Lake City Corp. Airport Revenue; Series 2017 A, RB(d)(g)	5.00%	07/01/2036	3,000	3,651,620
Utah (State of) Charter School Finance Authority (Freedom Academy Foundation (The)); Series 2017, Ref. RB(c)	4.50%	06/15/2027	200	216,407
Utah (State of) Charter School Finance Authority (Merit College Preparatory Academy);
Series 2019 A, RB(c)	4.50%	06/15/2029	500	515,441
Series 2019 A, RB(c)	5.00%	06/15/2034	1,270	1,317,354
Utah (State of) Charter School Finance Authority (Renaissance Academy);
Series 2020, Ref. RB(c)	3.50%	06/15/2025	345	359,919
Series 2020, Ref. RB(c)	4.00%	06/15/2030	520	568,148
Series 2020, Ref. RB(c)	5.00%	06/15/2040	350	394,059
				10,268,321
Vermont–0.31%
Vermont (State of) Educational & Health Buildings Financing Agency (St. Michael’s College);
Series 2012, Ref. RB	5.00%	10/01/2021	2,020	2,048,380
Series 2012, Ref. RB	5.00%	10/01/2022	1,025	1,082,592
Series 2012, Ref. RB	5.00%	10/01/2023	1,000	1,046,314
				4,177,286
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–0.69%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. RB(d)	5.00%	09/01/2022	$ 1,320	$ 1,317,634
Series 2014 A, Ref. RB(d)	5.00%	09/01/2023	1,000	995,832
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 A-1, RB	5.00%	10/01/2029	1,500	1,503,388
Series 2010 A, RB	5.00%	10/01/2029	1,870	1,874,224
Series 2010 B, RB	5.00%	10/01/2025	2,750	2,709,588
Series 2012 A, RB	5.00%	10/01/2032	405	401,980
Virgin Islands (Government of) Water & Power Authority (Electric System); Series 2010 B, Ref. RB	4.00%	07/01/2021	520	519,400
				9,322,046
Virginia–0.56%
Hanover (County of), VA Economic Development Authority (Covenant Woods); Series 2018, Ref. RB	5.00%	07/01/2038	250	273,317
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge);
Series 2019 A, RB	5.00%	01/01/2034	1,000	1,073,770
Series 2019 B, RB	4.00%	01/01/2025	3,200	3,200,594
Peninsula Town Center Community Development Authority;
Series 2018, Ref. RB(c)	4.00%	09/01/2023	410	417,008
Series 2018, Ref. RB(c)	4.50%	09/01/2028	1,450	1,563,721
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB	4.30%	09/01/2030	770	754,985
Virginia (Commonwealth of) Small Business Financing Authority; Series 2018, RB(c)(d)(f)	5.00%	07/01/2038	310	324,004
				7,607,399
Washington–0.94%
Kalispel Tribe of Indians;
Series 2018 A, RB(c)	5.00%	01/01/2032	400	469,330
Series 2018 B, RB(c)	5.00%	01/01/2032	100	117,333
Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	135	135,171
King (County of), WA Housing Authority (Rural Preservation); Series 1997, RB(d)	5.75%	01/01/2028	10	10,017
Washington (State of) Convention Center Public Facilities District (Green Notes); Series 2021, RB	4.00%	07/01/2031	1,250	1,443,299
Washington (State of) Housing Finance Commission; Series 2021-1, Class A, Ctfs.	3.50%	12/20/2035	4,000	4,656,123
Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB(c)	4.00%	07/01/2026	540	561,005
Washington (State of) Housing Finance Commission (Judson Park);
Series 2018, Ref. RB(c)	3.70%	07/01/2023	200	203,291
Series 2018, Ref. RB(c)	5.00%	07/01/2038	385	417,913
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016, Ref. RB(c)	5.00%	01/01/2036	1,755	1,912,993
Washington (State of) Housing Finance Commission (Spokane International Academy); Series 2021 A, RB(c)	4.00%	07/01/2040	1,640	1,750,793
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(c)	4.50%	07/01/2028	965	1,048,832
				12,726,100
West Virginia–0.50%
Harrison (County of), WV Commission (Charles Pointe No. 2); Series 2008 A, Ref. RB	6.50%	06/01/2023	290	286,495
Monongalia (County of), WV Building Commission (Monongalia Health System Obligated Group);
Series 2015, Ref. RB	5.00%	07/01/2025	360	418,396
Series 2015, Ref. RB	5.00%	07/01/2026	460	532,297
Series 2015, Ref. RB	5.00%	07/01/2027	560	645,202
Series 2015, Ref. RB	4.00%	07/01/2035	190	200,846
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(c)	4.50%	06/01/2027	3,095	3,290,350
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(c)(d)	6.75%	02/01/2026	1,000	982,306
Series 2018, RB(c)(d)	8.75%	02/01/2036	320	339,744
				6,695,636
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–3.43%
Lomira (Village of), WI Community Development Authority;
Series 2018 B, Ref. RB	3.65%	10/01/2028	$ 705	$ 735,444
Series 2018 B, Ref. RB	3.75%	10/01/2029	175	182,316
Public Finance Authority; Series 2020 A, RB(c)	4.00%	03/01/2030	1,810	1,920,486
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(c)	6.25%	08/01/2027	1,250	1,359,512
Series 2017, RB(c)	6.75%	08/01/2031	500	559,702
Public Finance Authority (Community School of Davidson); Series 2018, RB	5.00%	10/01/2033	390	448,721
Public Finance Authority (Coral Academy of Science Reno);
Series 2019, Ref. RB(c)	5.00%	06/01/2029	375	427,584
Series 2019, Ref. RB(c)	5.00%	06/01/2039	1,415	1,555,417
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(c)	4.38%	06/15/2029	1,830	1,979,689
Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017, Ref. RB(c)(d)	7.13%	06/01/2041	160	170,718
Public Finance Authority (North Carolina Leadership Academy); Series 2019 B, RB(c)	5.75%	06/15/2021	20	20,003
Public Finance Authority (WhiteStone); Series 2017, Ref. RB(c)	4.00%	03/01/2027	1,305	1,400,465
Public Finance Authority (Wingate University);
Series 2018 A, Ref. RB	5.25%	10/01/2029	1,825	2,222,428
Series 2018 A, Ref. RB	5.25%	10/01/2030	1,925	2,323,212
Series 2018 A, Ref. RB	5.25%	10/01/2031	1,030	1,236,621
Series 2018 A, Ref. RB	5.25%	10/01/2032	720	860,666
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB	3.50%	08/01/2022	825	829,401
Series 2017, Ref. RB	5.00%	08/01/2027	500	542,167
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2017, Ref. RB	5.00%	06/01/2028	1,205	1,339,379
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2028	935	1,042,643
Series 2019, Ref. RB	5.00%	11/01/2030	1,035	1,147,012
Wisconsin (State of) Health & Educational Facilities Authority (Clement Manor, Inc.); Series 2019, Ref. RB	4.25%	08/01/2034	1,000	923,688
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB(c)	6.25%	10/01/2031	2,000	2,061,325
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth);
Series 2016 A, RB(c)	5.00%	06/01/2025	650	719,016
Series 2016 A, RB(c)	5.00%	06/01/2026	1,005	1,127,361
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, RB(c)	5.75%	11/01/2024	1,500	1,528,382
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(c)	6.13%	02/01/2039	4,310	4,818,277
Series 2020, RB(c)	7.00%	02/01/2025	470	500,116
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017 B, Ref. RB(c)(d)	6.00%	06/01/2022	2,290	2,304,925
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy);
Series 2019, RB(c)	4.00%	06/15/2029	620	667,022
Series 2019, RB(c)	5.00%	06/15/2039	440	484,084
Series 2019, RB(c)	5.00%	06/15/2049	540	587,230
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	5,780	6,396,013
Wisconsin (State of) Public Finance Authority (Wittenberg University);
Series 2016, RB(c)	4.00%	12/01/2021	1,320	1,330,768
Series 2016, RB(c)	5.00%	12/01/2031	500	531,086
				46,282,879
Total Municipal Obligations (Cost $1,441,274,946)					1,380,578,610
U.S. Dollar Denominated Bonds & Notes–0.19%
Pennsylvania–0.19%
Talen Energy Supply LLC (Cost $2,543,524)	6.50%	06/01/2025		3,000	2,531,250
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Senior Loan Interests–0.06%(p)(q)
Pennsylvania–0.06%
CarbonLITE P LLC; DIP Term Loan (3 mo. USD LIBOR + 12.00%) (Cost $874,772)(n)(r)	12.00%	09/05/2021	$ 875	$ 874,772
			Shares
Common Stocks & Other Equity Interests–0.01%
Quebec–0.01%
Resolute Forest Products, Inc. (Cost $80,903)(s)			6,757	113,991
TOTAL INVESTMENTS IN SECURITIES(t)–102.47% (Cost $1,444,774,145)					1,384,098,623
FLOATING RATE NOTE OBLIGATIONS–(4.54)%
Notes with interest and fee rates ranging from 0.59% to 0.77% at 05/31/2021 and contractual maturities of collateral ranging from 09/01/2022 to 08/15/2049(u)					(61,260,000)
OTHER ASSETS LESS LIABILITIES–2.07%					27,858,642
NET ASSETS–100.00%					$1,350,697,265
Investment Abbreviations:
ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
DIP	– Debtor-in-Possession
FGIC	– Financial Guaranty Insurance Company
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

Notes to Schedule of Investments:
(a)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2021 was $69,244,066, which represented 5.13% of the Fund’s Net Assets.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $282,779,352, which represented 20.94% of the Fund’s Net Assets.
(d)	Security subject to the alternative minimum tax.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Underlying security related to TOB Trusts entered into by the Fund.
(h)	Restricted security. The aggregate value of these securities at May 31, 2021 was $11,550,676, which represented less than 1% of the Fund’s Net Assets.
(i)	Zero coupon bond issued at a discount.
(j)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2021.
(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(l)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $14,930,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2021.
(n)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(o)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(p)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(q)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Invesco BL Fund, Ltd.’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(r)	The borrower has filed for protection in federal bankruptcy court.
(s)	Non-income producing security.
(t)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(u)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2021. At May 31, 2021, the Fund’s investments with a value of $99,172,925 are held by TOB Trusts and serve as collateral for the $61,260,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	371	September-2021	$(48,948,813)	$(79,044)	$(79,044)

(a)	Futures contracts collateralized by $605,290 cash held with Goldman Sachs & Co., the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,380,459,740	$118,870	$1,380,578,610
U.S. Dollar Denominated Bonds & Notes	—	2,531,250	—	2,531,250
Variable Rate Senior Loan Interests	—	—	874,772	874,772
Common Stocks & Other Equity Interests	113,991	—	—	113,991
Total Investments in Securities	113,991	1,382,990,990	993,642	1,384,098,623
Other Investments - Assets*
Investments Matured	—	14,312,808	571,066	14,883,874
Other Investments - Liabilities*
Futures Contracts	(79,044)	—	—	(79,044)
Total Investments	$34,947	$1,397,303,798	$1,564,708	$1,398,903,453

*	Futures contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
Invesco Short Duration High Yield Municipal Fund